                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS
                        Supplement Dated August 31, 2006
                      to the Prospectus Dated March 1, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") of The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     On pages 96, 97 and 98 - effective September 1, 2006, the new address for overnight orders is: MainStay Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809.

     On page 102, the second paragraph under "Exchanging Shares Among MainStay Funds" is replaced with the following:

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

-    MainStay All Cap Growth Fund
-    MainStay All Cap Value Fund
-    MainStay Balanced Fund
-    MainStay Cash Reserves Fund
-    MainStay Conservative Allocation Fund
-    MainStay Floating Rate Fund
-    MainStay Growth Allocation Fund
-    MainStay Growth Equity Fund*
-    MainStay ICAP Equity Fund
-    MainStay ICAP International Fund
-    MainStay ICAP Select Equity Fund
-    MainStay Income Manager Fund
-    MainStay Indexed Bond Fund
-    MainStay Intermediate Term Bond Fund
-    MainStay Large Cap Opportunity Fund*
-    MainStay Mid Cap Opportunity Fund
-    MainStay Moderate Allocation Fund
-    MainStay Moderate Growth Allocation Fund
-    MainStay S&P 500 Index Fund
-    MainStay Short Term Bond Fund
-    MainStay Small Cap Opportunity Fund**

*    Offered only to residents of Connecticut, Maryland, New Jersey and New
     York.

**   This Fund is currently closed to new investors.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                    MS16BF-08/06

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS
                           MAINSTAY EQUITY INDEX FUND

                        Supplement Dated August 31, 2006
                      to the Prospectus Dated March 1, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") for The MainStay Funds (the "Trust") regarding the MainStay Equity Index Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     On page 15 - effective September 1, 2006, the new address for overnight orders is: MainStay Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809.

     On page 18, the second paragraph under "Exchanging Shares Among MainStay Funds - Individual Shareholders Only" is replaced with the following:

You also may exchange shares of the Fund for Class A shares, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

-    MainStay All Cap Growth Fund
-    MainStay All Cap Value Fund
-    MainStay Balanced Fund
-    MainStay Capital Appreciation Fund
-    MainStay Cash Reserves Fund
-    MainStay Common Stock Fund
-    MainStay Conservative Allocation Fund
-    MainStay Convertible Fund
-    MainStay Diversified Income
-    MainStay Floating Rate Fund
-    MainStay Global High Income Fund
-    MainStay Government Fund
-    MainStay Growth Allocation Fund
-    MainStay Growth Equity Fund*
-    MainStay High Yield Corporate Bond Fund
-    MainStay ICAP Equity Fund
-    MainStay ICAP International Fund
-    MainStay ICAP Select Equity Fund
-    MainStay Income Manager Fund
-    MainStay Indexed Bond Fund
-    MainStay Intermediate Term Bond Fund
-    MainStay International Equity Fund
-    MainStay Large Cap Growth Fund
-    MainStay Large Cap Opportunity Fund*
-    MainStay MAP Fund
-    MainStay Mid Cap Growth Fund
-    MainStay Mid Cap Opportunity Fund
-    MainStay Mid Cap Value Fund
-    MainStay Moderate Allocation Fund
-    MainStay Moderate Growth Allocation Fund
-    MainStay Money Market Fund
-    MainStay S&P 500 Index Fund
-    MainStay Short Term Bond Fund
-    MainStay Small Cap Growth Fund
-    MainStay Small Cap Opportunity Fund**
-    MainStay Small Cap Value Fund
-    MainStay Tax Free Bond Fund
-    MainStay Total Return Fund
-    MainStay Value Fund

*    Offered only to residents of Connecticut, Maryland, New Jersey and New
     York.

**   This Fund is currently closed to new investors.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                   MSEI16C-08/06

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS
                                 CLASS R3 SHARES

                        Supplement Dated August 31, 2006
                     to the Prospectus Dated April 28, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") for The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     On pages 30, 31 and 32 - effective September 1, 2006, the new address for overnight orders is: MainStay Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809.

     On page 35, the second paragraph under "Exchanging Shares Among MainStay Funds" is replaced with the following:

You also may exchange R3 shares of a MainStay Fund for Class R3 shares, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

          -    MainStay Balanced Fund
          -    MainStay ICAP Equity Fund
          -    MainStay ICAP International Fund
          -    MainStay ICAP Select Equity Fund
          -    MainStay Mid Cap Opportunity Fund

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                  MS16BCR3-08/06

                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS
                 MAINSTAY SMALL CAP GROWTH FUND - CLASS I SHARES

                        Supplement Dated August 31, 2006
                      to the Prospectus Dated May 31, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") for The MainStay Funds (the "Trust") regarding the MainStay Small Cap Growth Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     On pages 18, 19 and 20 - effective September 1, 2006, the new address for overnight orders is: MainStay Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809.

     On page 24, the second paragraph under "Exchanging Shares Among MainStay Funds" is replaced with the following:

You also may exchange shares of the Fund for shares of the same class, if offered, of any series of any other open-end investment company sponsored, advised, or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

-    MainStay All Cap Growth Fund
-    MainStay All Cap Value Fund
-    MainStay Balanced Fund
-    MainStay Capital Appreciation Fund
-    MainStay Cash Reserves Fund
-    MainStay Common Stock Fund
-    MainStay Conservative Allocation Fund
-    MainStay Convertible Fund
-    MainStay Diversified Income
-    MainStay Floating Rate Fund
-    MainStay Global High Income Fund
-    MainStay Government Fund
-    MainStay Growth Allocation Fund
-    MainStay Growth Equity Fund*
-    MainStay High Yield Corporate Bond Fund
-    MainStay ICAP Equity Fund
-    MainStay ICAP International Fund
-    MainStay ICAP Select Equity Fund
-    MainStay Income Manager Fund
-    MainStay Indexed Bond Fund
-    MainStay Intermediate Term Bond Fund
-    MainStay International Equity Fund
-    MainStay Large Cap Growth Fund
-    MainStay Large Cap Opportunity Fund*
-    MainStay MAP Fund
-    MainStay Mid Cap Growth Fund
-    MainStay Mid Cap Opportunity Fund
-    MainStay Mid Cap Value Fund
-    MainStay Moderate Allocation Fund
-    MainStay Moderate Growth Allocation Fund
-    MainStay Money Market Fund
-    MainStay S&P 500 Index Fund
-    MainStay Short Term Bond Fund
-    MainStay Small Cap Opportunity Fund**
-    MainStay Small Cap Value Fund
-    MainStay Tax Free Bond Fund
-    MainStay Total Return Fund
-    MainStay Value Fund

*    Offered only to residents of Connecticut, Maryland, New Jersey and New
     York.

**   This Fund is currently closed to new investors.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                   MSSG16A-08/06

                               THE MAINSTAY FUNDS

             Supplement dated August 31, 2006 ("Supplement") to the
            Statement of Additional Information dated March 1, 2006,
                as revised on April 28, 2006 and May 31, 2006

     This Supplement updates certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The sixth and last paragraph under "Convertible Securities" on page 13 is replaced in its entirety with the following:

          The Fund may invest in "synthetic" convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertibles are typically offered by financial institutions or investment banks in private placement transactions and are typically sold back to the offering institution. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of an issuer or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, a Fund purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security. Synthetic convertible securities are considered convertible securities for compliance testing purposes.

     Delete the two paragraphs under "Exchange Privilege" in the Statement of Additional Information on page 102 and replace them with the following:

     EXCHANGE PRIVILEGES

          Exchanges will be based upon each Fund's NAV per share next determined following receipt of a properly executed exchange request.

          Subject to the conditions and limitations described herein, Class A, Class B, Class C, Class I, Class R1, Class R2 and Class R3 shares of a Fund may be exchanged for shares of an identical class, if offered, of any series of any other open-end investment company sponsored, advised or administered by New York Life Investment Management LLC, or any affiliate thereof, registered for sale in the state of residence of the investor or where an exemption from registration is available and only with respect to Funds that are available for sale to new investors. All exchanges are subject to a minimum investment requirement and a minimum balance requirement. An exchange may be made by either writing to MainStay Investments at the following address: The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling MainStay Investments at 1-800-MAINSTAY (1-800-624-6782) (8:00 am to 6:00 pm eastern time).

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                    MS15BD-08/06